Trade receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
11	Trade receivables

The trade receivables include the following:

	As of December 31,
in 000€	2018	2017	2016
Trade receivables	38,764	36,572	27,990
Amortization receivables	(1,873)	(990)	(511)
Total	36,891	35,582	27,479

Trade receivables are non-interest bearing and are generally on payment terms of 30 to 90 days.

As at December 31, 2018, trade receivables of an initial value of K€1,873 (2017: K€990; 2016: K€511) were impaired. Impairment is accounted for under the other operating expenses. See below for changes in the impairment of receivables.

in 000€
At January 1, 2016	(505)
Addition	(266)
Usage	190
Reversal	70
At December 31, 2016	(511)
At January 1, 2017	(511)
Addition	(620)
Usage	12
Reversal	129
At December 31, 2017	(990)
At January 1, 2018	(990)
Addition	(1,284)
Usage	182
Reversal	219
At December 31, 2018	(1,873)